Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income Loss Per Ordinary Share

The following table reflects the calculation of basic and diluted net loss per Ordinary Share (in dollars, except per share amounts):

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026		For the Period from June 4, 2025 (inception) Through June 30, 2025
Basic and diluted net loss per Ordinary Share	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per Ordinary Share
Numerator:
Allocation of net loss	$(101,312,804)	$(33,367,940)	$(98,927,157)	$(32,582,214)	$—	$(22,045)
Denominator:
Basic and diluted weighted average shares outstanding	41,900,000	13,800,000	41,900,000	13,800,000	—	12,000,000
Basic and diluted net loss per Ordinary Share	$(2.42)	$(2.42)	$(2.36)	$(2.36)	$—	$(0.00)

The following table reflects the calculation of basic and diluted net income per Ordinary Share (in dollars, except per share amounts):

	For the Period from June 4, 2025 (Inception) Through December 31, 2025
Basic net income per Ordinary Share	Class A	Class B
Basic net income per Ordinary Share
Numerator:
Allocation of net income, as adjusted	$67,397	$314,701
Denominator:
Basic weighted average shares outstanding	2,593,810	12,111,429
Basic net income per Ordinary Share	$0.03	$0.03

	For the Period from June 4, 2025 (Inception) Through December 31, 2025
Diluted net income per Ordinary Share	Class A	Class B
Basic net income per Ordinary Share
Numerator:
Allocation of net income, as adjusted	$64,466	$317,632
Denominator:
Diluted weighted average shares outstanding	2,593,810	12,780,000
Diluted net income per ordinary share	$0.02	$0.02

Schedule of Class A Ordinary Shares Subject To Possible Redemption	As of June 30, 2026 and December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Gross proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(2,028,600)
Public Shares issuance costs	(19,514,643)
Plus:
Accretion of carrying value to redemption value	21,543,243
Class A Ordinary Shares subject to possible redemption, December 31, 2025	414,000,000
Plus:
Accretion of carrying value to redemption value	3,094,829
Class A Ordinary Shares subject to possible redemption, March 31, 2026	417,094,829
Plus:
Accretion of carrying value to redemption value	3,785,002
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$420,879,831
As of December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(2,028,600)
Public Shares issuance cost	(19,514,643)
Plus:
Accretion of carrying value to redemption value	21,543,243
Class A Ordinary Shares subject to possible redemption, December 31, 2025	$414,000,000